ARES DYNAMIC CREDIT ALLOCATION
FUND, INC.
AMENDED AND RESTATED BYLAWS
ARTICLE I

OFFICES
            Section 1	PRINCIPAL
OFFICE.  The principal office of the Corporation in
the State of Maryland shall be located at such place
as the Board of Directors may designate.
            Section 2	ADDITIONAL
OFFICES. The Corporation may have additional offices, including a principal executive office, at such places as the Board of Directors may from time to time determine or the business of the Corporation may require.
ARTICLE II

MEETINGS OF STOCKHOLDERS
            Section 1	PLACE.  All
meetings of stockholders shall be held at the
principal executive office of the Corporation or at
such other place as shall be set in accordance with
the Bylaws and stated in the notice of the meeting.
            Section 2	ANNUAL
MEETING.  An annual meeting of stockholders for
the election of directors and the transaction of any
business within the powers of the Corporation shall
be held on the date and at the time and place set by
the Board of Directors.
            Section 3	SPECIAL
MEETINGS.
                  (a)	General.  The
chairman of the board, the chief executive officer,
the president or the Board of Directors may call a
special meeting of the stockholders.  Subject to
subsection (b) of this Section 3, a special meeting of
stockholders shall also be called by the secretary of
the Corporation to act on any matter that may
properly be considered at a meeting of stockholders
upon the written request of stockholders entitled to
cast not less than a majority of all the votes entitled
to be cast on such matter at such meeting.  Subject
to subsection (b) of this Article II, Section 3, any
special meeting shall be held at such place, date and
time as may be designated by the chairman of the
board, the chief executive officer, the president or
the Board of Directors, whoever shall have called
the meeting.  In fixing a date for any special
meeting, the chairman of the board, the chief
executive officer, the president or the Board of
Directors may consider such factors as he, she or it
deems relevant, including, without limitation, the
nature of the matters to be considered, the facts and
circumstances surrounding any request for the
meeting and any plan of the Board of Directors to
call an annual meeting or a special meeting.
                  (b)	Stockholder
Requested Special Meetings.  (1) Any stockholder
of record seeking to have stockholders request a
special meeting shall, by sending written notice to
the secretary (the "Record Date Request Notice")
by registered mail, return receipt requested, request
the Board of Directors to fix a record date to
determine the stockholders entitled to request a
special meeting (the "Request Record Date").  The
Record Date Request Notice shall set forth the
purpose of the meeting and the matters proposed to
be acted on at it, shall be signed by one or more
stockholders of record as of the date of signature (or
their agents duly authorized in a writing
accompanying the Record Date Request Notice),
shall bear the date of signature of each such
stockholder (or such agent) and shall set forth all
information relating to each such stockholder and
each matter proposed to be acted on at the meeting
that would be required to be disclosed in connection
with the solicitation of proxies for the election of
directors in an election contest (even if an election
contest is not involved), or would otherwise be
required in connection with such a solicitation, in
each case pursuant to Regulation 14A (or any
successor provision) under the Securities Exchange
Act of 1934, as amended, and the rules and
regulations promulgated thereunder (the "Exchange
Act").  Upon receiving the Record Date Request
Notice, the Board of Directors may fix a Request
Record Date.  The Request Record Date shall not
precede and shall not be more than ten days after
the close of business on the date on which the
resolution fixing the Request Record Date is
adopted by the Board of Directors.  If the Board of
Directors, within ten days after the date on which a
valid Record Date Request Notice is received, fails
to adopt a resolution fixing the Request Record
Date, the Request Record Date shall be the close of
business on the tenth day after the first date on
which a Record Date Request Notice is received by
the secretary.
                        (2)	In order for
any stockholder to request a special meeting to act
on any matter that may properly be considered at a
meeting of stockholders, one or more written
requests for a special meeting (collectively, the
"Special Meeting Request") signed by stockholders
of record (or their agents duly authorized in a
writing accompanying the request) as of the
Request Record Date entitled to cast not less than a
majority of all of the votes entitled to be cast on
such matter at such meeting (the "Special Meeting
Percentage") shall be delivered to the secretary.  In
addition, the Special Meeting Request shall (a) set
forth the purpose of the meeting and the matters
proposed to be acted on at it (which shall be limited
to those lawful matters set forth in the Record Date
Request Notice received by the secretary), (b) bear
the date of signature of each such stockholder (or
such agent) signing the Special Meeting Request,
(c) set forth (i) the name and address, as they appear
in the Corporation's books, of each stockholder
signing such request (or on whose behalf the
Special Meeting Request is signed), (ii) the class,
series and number of all shares of stock of the
Corporation which are owned (beneficially or of
record) by each such stockholder and (iii) the
nominee holder for, and number of, shares of stock
of the Corporation owned beneficially but not of
record by such stockholder, (d)	be sent to the
secretary by registered mail, return receipt
requested, and (e) be received by the secretary
within 60 days after the Request Record Date.  Any
requesting stockholder (or agent duly authorized in
a writing accompanying the revocation of the
Special Meeting Request) may revoke his, her or its
request for a special meeting at any time by written
revocation delivered to the secretary.
                        (3)	The secretary
shall inform the requesting stockholders of the
reasonably estimated cost of preparing and mailing
or delivering the notice of the meeting (including
the Corporation's proxy materials).  The secretary
shall not be required to call a special meeting upon
stockholder request and such meeting shall not be
held unless, in addition to the documents required
by paragraph (2) of this Section 3(b), the secretary
receives payment of such reasonably estimated cost
prior to the preparation and mailing or delivery of
such notice of the meeting.
                        (4)	In the case of
any special meeting called by the secretary upon the
request of stockholders (a "Stockholder-Requested
Meeting"), such meeting shall be held at such place,
date and time as may be designated by the Board of
Directors; provided, however, that the date of any
Stockholder-Requested Meeting shall be not more
than 90 days after the record date for such meeting
(the "Meeting Record Date"); and provided further
that if the Board of Directors fails to designate,
within ten days after the date that a valid Special
Meeting Request is actually received by the
secretary (the "Delivery Date"), a date and time for
a Stockholder-Requested Meeting, then such
meeting shall be held at 2:00 p.m. local time on the
90th day after the Meeting Record Date or, if such
90th day is not a Business Day (as defined below),
on the first preceding Business Day; and provided
further that in the event that the Board of Directors
fails to designate a place for a Stockholder-
Requested Meeting within ten days after the
Delivery Date, then such meeting shall be held at
the principal executive office of the Corporation.  In
the case of any Stockholder-Requested Meeting, if
the Board of Directors fails to fix a Meeting Record
Date that is a date within 30 days after the Delivery
Date, then the close of business on the 30th day after
the Delivery Date shall be the Meeting Record
Date.  The Board of Directors may revoke the
notice for any Stockholder-Requested Meeting in
the event that the requesting stockholders fail to
comply with the provisions of paragraph (3) of this
Section 3(b).
                        (5)	If written
revocations of the Special Meeting Request have
been delivered to the secretary and the result is that
stockholders of record (or their agents duly
authorized in writing), as of the Request Record
Date, entitled to cast less than the Special Meeting
Percentage have delivered, and not revoked,
requests for a special meeting on the matter to the
secretary: (i) if the notice of meeting has not already
been delivered, the secretary shall refrain from
delivering the notice of the meeting and send to all
requesting stockholders who have not revoked such
requests written notice of any revocation of a
request for a special meeting on the matter, or (ii) if
the notice of meeting has been delivered and if the
secretary first sends to all requesting stockholders
who have not revoked requests for a special meeting
on the matter written notice of any revocation of a
request for the special meeting and written notice of
the Corporation's intention to revoke the notice of
the meeting or for the chairman of the meeting to
adjourn the meeting without action on the matter,
(A) the secretary may revoke the notice of the
meeting at any time before ten days before the
commencement of the meeting or (B) the chairman
of the meeting may call the meeting to order and
adjourn the meeting without acting on the matter.
Any request for a special meeting received after a
revocation by the secretary of a notice of a meeting
shall be considered a request for a new special
meeting.
                        (6)	The Board of
Directors, the chairman of the Board, the chief
executive officer or the president may appoint
regionally or nationally recognized independent
inspectors of elections to act as the agent of the
Corporation for the purpose of promptly performing
a ministerial review of the validity of any purported
Special Meeting Request received by the secretary.
For the purpose of permitting the inspectors to
perform such review, no such purported Special
Meeting Request shall be deemed to have been
delivered to the secretary until the earlier of (i) five
Business Days after actual receipt by the secretary
of such purported request and (ii) such date as the
independent inspectors certify to the Corporation
that the valid requests received by the secretary
represent, as of the Request Record Date,
stockholders of record entitled to cast not less than
the Special Meeting Percentage.  Nothing contained
in this paragraph (6) shall in any way be construed
to suggest or imply that the Corporation or any
stockholder shall not be entitled to contest the
validity of any request, whether during or after such
five Business Day period, or to take any other
action (including, without limitation, the
commencement, prosecution or defense of any
litigation with respect thereto, and the seeking of
injunctive relief in such litigation).
                        (7)	For purposes
of these Bylaws, "Business Day" shall mean any
day other than a Saturday, a Sunday or a day on
which banking institutions in the State of New York
are authorized or obligated by law or executive
order to close.
            Section 4	NOTICE OF
MEETINGS.  Not less than ten nor more than 90
days before each meeting of stockholders, the
secretary shall give to each stockholder entitled to
vote at such meeting and to each stockholder not
entitled to vote who is entitled to notice of the
meeting notice in writing or by electronic
transmission stating the time and place of the
meeting and, in the case of a special meeting or as
otherwise may be required by any statute, the
purpose for which the meeting is called, either by
mail, by presenting it to such stockholder
personally, by leaving it at the stockholder's
residence or usual place of business or by any other
means permitted by Maryland law.  If mailed, such
notice shall be deemed to be given when deposited
in the United States mail addressed to the
stockholder at the stockholder's address as it
appears on the records of the Corporation, with
postage thereon prepaid.  If transmitted
electronically, such notice shall be deemed to be
given when transmitted to the stockholder by an
electronic transmission to any address or number of
the stockholder at which the stockholder receives
electronic transmissions.  The Corporation may give
a single notice to all stockholders who share an
address, which single notice shall be effective as to
any stockholder at such address, unless a
stockholder objects to receiving such single notice
or revokes a prior consent to receiving such single
notice.  Failure to give notice of any meeting to one
or more stockholders, or any irregularity in such
notice, shall not affect the validity of any meeting
fixed in accordance with this Article II or the
validity of any proceedings at any such meeting.
            Subject to Section 11(a) of this
Article II, any business of the Corporation may be
transacted at an annual meeting of stockholders
without being specifically designated in the notice,
except such business as is required by any statute to
be stated in such notice.  No business shall be
transacted at a special meeting of stockholders
except as specifically designated in the notice.  The
Corporation may postpone or cancel a meeting of
stockholders by making a public announcement (as
defined in Section 11(c)(3) of this Article II) of
such postponement or cancellation prior to the
meeting.  Notice of the date, time and place to
which the meeting is postponed shall be given not
less than ten days prior to such date and otherwise
in the manner set forth in this section.
            Section 5	ORGANIZATION
AND CONDUCT.  Every meeting of stockholders
shall be conducted by an individual appointed by
the Board of Directors to be chairman of the
meeting or, in the absence of such appointment or
appointed individual, by the chairman of the Board,
if any, or, in the case of a vacancy in the office or
absence of the chairman of the Board, by one of the
following officers present at the meeting in the
following order: the vice chairman of the Board, if
any, the chief executive officer, the president, any
vice presidents in order of their rank and seniority,
the secretary, the treasurer or, in the absence of such
officers, a chairman chosen by the stockholders by
the vote of a majority of the votes cast by
stockholders present in person or by proxy.  The
secretary, or, in the secretary's absence, an assistant
secretary, or, in the absence of both the secretary
and assistant secretaries, an individual appointed by
the Board of Directors or, in the absence of such
appointment, an individual appointed by the
chairman of the meeting shall act as secretary of the
meeting.  In the event that the secretary presides at a
meeting of the stockholders, an assistant secretary,
or, in the absence of assistant secretaries, an
individual appointed by the Board of Directors or
the chairman of the meeting, shall record the
minutes of the meeting.  The order of business and
all other matters of procedure at any meeting of
stockholders shall be determined by the chairman of
the meeting.  The chairman of the meeting may
prescribe such rules, regulations and procedures and
take such action as, in the discretion of such
chairman and without any action by the
stockholders, are appropriate for the proper conduct
of the meeting, including, without limitation, (a)
restricting admission to the time set for the
commencement of the meeting; (b) limiting
attendance at the meeting to stockholders of record
of the Corporation, their duly authorized proxies
and other such individuals as the chairman of the
meeting may determine; (c) limiting participation at
the meeting on any matter to stockholders of record
of the Corporation entitled to vote on such matter,
their duly authorized proxies and other such
individuals as the chairman of the meeting may
determine; (d) limiting the time allotted to questions
or comments; (e) determining when and for how
long the polls should open and when the polls
should be closed; (f) maintaining order and security
at the meeting; (g) removing any stockholder or any
other individual who refuses to comply with
meeting procedures, rules or guidelines as set forth
by the chairman of the meeting; (h) concluding a
meeting or recessing or adjourning the meeting to a
later date and time and at a place announced at the
meeting; and (i) complying with any state and local
laws and regulations concerning safety and security.
Unless otherwise determined by the chairman of the
meeting, meetings of stockholders shall not be
required to be held in accordance with the rules of
parliamentary procedure.
            Section 6	QUORUM.  The
presence in person or by proxy of the holders of
shares of stock of the Corporation entitled to cast a
majority of the votes entitled to be cast (without
regard to class) shall constitute a quorum at any
meeting of the stockholders, except with respect to
any such matter that, under applicable statutes or
regulatory requirements or the charter of the
Corporation, requires approval by a separate vote of
one or more classes of stock, in which case the
presence in person or by proxy of the holders of
shares entitled to cast a majority of the votes
entitled to be cast by each such class on such a
matter shall constitute a quorum.  This section shall
not affect any requirement under any statute or the
charter of the Corporation for the vote necessary for
the approval of any matter.
            If, however, such quorum is not
established at any meeting of the stockholders, the
chairman of the meeting may adjourn the meeting
sine die or from time to time to a date not more than
120 days after the original record date without
notice other than announcement at the meeting.  At
such adjourned meeting at which a quorum shall be
present, any business may be transacted which
might have been transacted at the meeting as
originally notified.
            The stockholders present either in
person or by proxy, at a meeting which has been
duly called and at which a quorum has been
established, may continue to transact business until
adjournment, notwithstanding the withdrawal from
the meeting of enough stockholders to leave fewer
than required to establish a quorum.
            Section 7	VOTING.  Each
director shall be elected by the affirmative vote of
the holders of a majority of the shares of stock
outstanding and entitled to vote thereon.  Each share
may be voted for as many individuals as there are
directors to be elected and for whose election the
share is entitled to be voted.  A majority of the votes
cast at a meeting of stockholders duly called and at
which a quorum is present shall be sufficient to
approve any other matter which may properly come
before the meeting, unless a different vote is
required by statute or by the charter of the
Corporation.  Unless otherwise provided by statute
or in the charter, each outstanding share, regardless
of class, shall be entitled to one vote on each matter
submitted to a vote at a meeting of stockholders.
            Section 8	PROXIES.  A
stockholder of record may vote in person or by
proxy executed by the stockholder or by the
stockholder's duly authorized agent in any manner
permitted by law.  Such proxy or evidence of
authorization of such proxy shall be filed with the
secretary of the Corporation before or at the
meeting.  No proxy shall be valid more than eleven
months after its date unless otherwise provided in
the proxy.
            Section 9	VOTING OF STOCK
BY CERTAIN HOLDERS.  Stock of the
Corporation registered in the name of a corporation,
partnership, trust, limited liability company or other
entity, if entitled to be voted, may be voted by the
president or a vice president, a general partner,
trustee, manager or managing member thereof, as
the case may be, or a proxy appointed by any of the
foregoing individuals, unless some other person
who has been appointed to vote such stock pursuant
to a bylaw or a resolution of the governing body of
such corporation or other entity or agreement of the
partners of a partnership presents a certified copy of
such bylaw, resolution or agreement, in which case
such person may vote such stock.  Any director or
fiduciary may vote stock registered in the name of
such person in the capacity as such director or
fiduciary, either in person or by proxy.
            Shares of stock of the Corporation
directly or indirectly owned by it shall not be voted
at any meeting and shall not be counted in
determining the total number of outstanding shares
entitled to be voted at any given time, unless they
are held by it in a fiduciary capacity, in which case
they may be voted and shall be counted in
determining the total number of outstanding shares
at any given time.
            The Board of Directors may adopt by
resolution a procedure by which a stockholder may
certify in writing to the Corporation that any shares
of stock registered in the name of the stockholder
are held for the account of a specified person other
than the stockholder.  The resolution shall set forth
the class of stockholders who may make the
certification, the purpose for which the certification
may be made, the form of certification and the
information to be contained in it; if the certification
is with respect to a record date, the time after the
record date within which the certification must be
received by the Corporation; and any other
provisions with respect to the procedure which the
Board of Directors considers necessary or desirable.
On receipt by the Corporation of such certification,
the person specified in the certification shall be
regarded as, for the purposes set forth in the
certification, the holder of record of the specified
stock in place of the stockholder who makes the
certification.
            Section 10	INSPECTORS.  The
Board of Directors, in advance of any meeting,
may, but need not, appoint one or more individual
inspectors or one or more entities that designate
individuals as inspectors to act at the meeting or any
adjournment thereof.  If an inspector or inspectors
are not appointed, the person presiding at the
meeting may, but need not, appoint one or more
inspectors.  In case any person who may be
appointed as an inspector fails to appear or act, the
vacancy may be filled by appointment made by the
Board of Directors in advance of the meeting or at
the meeting by the chairman of the meeting.  The
inspectors, if any, shall (i) determine the number of
shares of stock represented at the meeting, in person
or by proxy, and the validity and effect of proxies,
(ii) receive and tabulate all votes, ballots or
consents, (iii) report such tabulation to the chairman
of the meeting, (iv) hear and determine all
challenges and questions arising in connection with
the right to vote, and (v) do such acts as are proper
to fairly conduct the election or vote.  Each such
report shall be in writing and signed by the
inspector or by a majority of them if there is more
than one inspector acting at such meeting.  If there
is more than one inspector, the report of a majority
shall be the report of the inspectors.  The report of
the inspector or inspectors on the number of shares
represented at the meeting and the results of the
voting shall be prima facie evidence thereof.
            Section 11	ADVANCE NOTICE
OF STOCKHOLDER NOMINEES FOR
DIRECTOR AND OTHER STOCKHOLDER
PROPOSALS.
                  (a)	Annual Meetings of
Stockholders.  (1) Nominations of individuals for
election to the Board of Directors and the proposal
of other business to be considered by the
stockholders may be made at an annual meeting of
stockholders (i) pursuant to the Corporation's notice
of meeting, (ii) by or at the direction of the Board of
Directors or (iii) by any stockholder of the
Corporation who was a stockholder of record both
at the time of giving of notice by the stockholder as
provided for in this Section 11(a) and at the time of
the annual meeting, who is entitled to vote at the
meeting in the election of each individual so
nominated or on any such other business and who
has complied with this Section 11(a).
                        (2)	For any
nomination or other business to be properly brought
before an annual meeting by a stockholder pursuant
to clause (iii) of paragraph (a)(1) of this Section 11,
the stockholder must have given timely notice
thereof in writing to the secretary of the Corporation
and, in the case of any such other business, such
other business must otherwise be a proper matter for
action by the stockholders.  To be timely, a
stockholder's notice shall set forth all information
required under this Section 11 and shall be
delivered to the secretary at the principal executive
office of the Corporation not earlier than the 150th
day nor later than 5:00 p.m., Eastern Time, on the
120th day prior to the first anniversary of the date of
the proxy statement (as defined in Section 11(c)(3)
of this Article II) for the preceding year's annual
meeting; provided, however, that in connection with
the Corporation's first annual meeting or in the
event that the date of the annual meeting is
advanced or delayed by more than 30 days from the
first anniversary of the date of the preceding year's
annual meeting, notice by the stockholder to be
timely must be so delivered not earlier than the
150th day prior to the date of such annual meeting
and not later than 5:00 p.m., Eastern Time, on the
later of the 120th day prior to the date of such annual
meeting, as originally convened, or the tenth day
following the day on which public announcement of
the date of such meeting is first made.  The public
announcement of a postponement or adjournment of
an annual meeting shall not commence a new time
period for the giving of a stockholder's notice as
described above.
                        (3)	Such
stockholder's notice shall set forth:
                              (i)	as to
each individual whom the stockholder proposes to
nominate for election or reelection as a director
(each, a "Proposed Nominee"),
                                    (A)	a
ll information relating to the Proposed Nominee that
would be required to be disclosed in connection
with the solicitation of proxies for the election of
the Proposed Nominee as a director in an election
contest (even if an election contest is not involved),
or would otherwise be required in connection with
such solicitation, in each case pursuant to
Regulation 14A (or any successor provision) under
the Exchange Act and the rules thereunder; and
                                    (B)	w
hether such stockholder believes any such Proposed
Nominee is, or is not, an "interested person" of the
Corporation, as defined in the Investment Company
Act of 1940, as amended, and the rules promulgated
thereunder (the "Investment Company Act") and
information regarding such individual that is
sufficient, in the discretion of the Board of
Directors or any committee thereof or any
authorized officer of the Corporation, to make such
determination;
                              (ii)	as to
any business that the stockholder proposes to bring
before the meeting, a description of such business,
the stockholder's reasons for proposing such
business at the meeting and any material interest in
such business of such stockholder or any
Stockholder Associated Person (as defined below),
individually or in the aggregate, including any
anticipated benefit to the stockholder or the
Stockholder Associated Person therefrom;
                              (iii)	as to
the stockholder giving the notice, any Proposed
Nominee and any Stockholder Associated Person,
                                    (A)	t
he class, series and number of all shares of stock or
other securities of the Corporation or any affiliate
thereof (collectively, the "Company Securities"), if
any, which are owned (beneficially or of record) by
such stockholder, Proposed Nominee or
Stockholder Associated Person, the date on which
each such Company Security was acquired and the
investment intent of such acquisition, and any short
interest (including any opportunity to profit or share
in any benefit from any decrease in the price of such
stock or other security) in any Company Securities
of any such person;
                                    (B)	t
he nominee holder for, and number of, any
Company Securities owned beneficially but not of
record by such stockholder, Proposed Nominee or
Stockholder Associated Person;
                                    (C)	w
hether and the extent to which such stockholder,
Proposed Nominee or Stockholder Associated
Person, directly or indirectly (through brokers,
nominees or otherwise), is subject to or during the
last twelve months has engaged in any hedging,
derivative or other transaction or series of
transactions or entered into any other agreement,
arrangement or understanding (including any short
interest, any borrowing or lending of securities or
any proxy or voting agreement), the effect or intent
of which is to (I) manage risk or benefit from
changes in the price of (x) Company Securities or
(y) any security of any other closed-end investment
company (a "Peer Group Company") for such
stockholder, Proposed Nominee or Stockholder
Associated Person or (II) increase or decrease the
voting power of such stockholder, Proposed
Nominee or Stockholder Associated Person in the
Corporation or any affiliate thereof (or, as
applicable, in any Peer Group Company)
disproportionately to such person's economic
interest in the Company Securities (or, as
applicable, in any Peer Group Company); and
                                    (D)	a
ny substantial interest, direct or indirect (including,
without limitation, any existing or prospective
commercial, business or contractual relationship
with the Corporation), by security holdings or
otherwise, of such stockholder, Proposed Nominee
or Stockholder Associated Person, in the
Corporation or any affiliate thereof, other than an
interest arising from the ownership of Company
Securities where such stockholder, Proposed
Nominee or Stockholder Associated Person receives
no extra or special benefit not shared on a pro rata
basis by all other holders of the same class or series;
                              (iv)	as to
the stockholder giving the notice, any Stockholder
Associated Person with an interest or ownership
referred to in clauses (ii) or (iii) of this paragraph
(3) of this Section 11(a) and any Proposed
Nominee,
                                    (A)	t
he name and address of such stockholder, as they
appear on the Corporation's stock ledger, and the
current name and business address, if different, of
each such Stockholder Associated Person and any
Proposed Nominee and
                                    (B)	t
he investment strategy or objective, if any, of such
stockholder and each such Stockholder Associated
Person who is not an individual and a copy of the
prospectus, offering memorandum or similar
document, if any, provided to investors or potential
investors in such stockholder and each such
Stockholder Associated Person; and
                              (v)	to the
extent known by the stockholder giving the notice,
the name and address of any other stockholder
supporting the nominee for election or reelection as
a director or the proposal of other business on the
date of such stockholder's notice.
                        (4)	Such
stockholder's notice shall, with respect to any
Proposed Nominee, be accompanied by a certificate
executed by the Proposed Nominee (i) certifying
that such Proposed Nominee (a) is not, and will not
become a party to, any agreement, arrangement or
understanding with any person or entity other than
the Corporation in connection with service or action
as a director that has not been disclosed to the
Corporation and (b) will serve as a director of the
Corporation if elected; and (ii) attaching a
completed Proposed Nominee questionnaire (which
questionnaire shall be provided by the Corporation,
upon request, to the stockholder providing the
notice and shall include all information relating to
the Proposed Nominee that would be required to be
disclosed in connection with the solicitation of
proxies for the election of the Proposed Nominee as
a director in an election contest (even if an election
contest is not involved), or would otherwise be
required in connection with such solicitation, in
each case pursuant to Regulation 14A (or any
successor provision) under the Exchange Act and
the rules thereunder, or would be required pursuant
to the rules of any national securities exchange or
over-the-counter market on which the Corporation's
securities are listed or traded).
                        (5)	Notwithstandi
ng anything in this subsection (a) of this Section 11
to the contrary, in the event that the number of
directors to be elected to the Board of Directors is
increased, and there is no public announcement of
such action at least 130 days prior to the first
anniversary of the date of the proxy statement (as
defined in Section 11(c)(3) of this Article II) for the
preceding year's annual meeting, a stockholder's
notice required by this Section 11(a) shall also be
considered timely, but only with respect to
nominees for any new positions created by such
increase, if it shall be delivered to the secretary at
the principal executive office of the Corporation not
later than 5:00 p.m., Eastern Time, on the tenth day
following the day on which such public
announcement is first made by the Corporation.
                        (6)	For purposes
of this Section 11, "Stockholder Associated Person"
of any stockholder means (i) any person acting in
concert with such stockholder, (ii) any beneficial
owner of shares of stock of the Corporation owned
of record or beneficially by such stockholder (other
than a stockholder that is a depositary) and (iii) any
person that directly, or indirectly through one or
more intermediaries, controls, or is controlled by, or
is under common control with, such stockholder or
such Stockholder Associated Person or is an officer,
director, partner, member, employee or agent of
such stockholder or such Stockholder Associated
Person.
                  (b)	Special Meetings of
Stockholders.  Only such business shall be
conducted at a special meeting of stockholders as
shall have been brought before the meeting pursuant
to the Corporation's notice of meeting.
Nominations of individuals for election to the Board
of Directors may be made at a special meeting of
stockholders at which directors are to be elected
only (i) by or at the direction of the Board of
Directors or (ii) provided that the special meeting
has been called in accordance with Section 3 of this
Article II for the purpose of electing directors, by
any stockholder of the Corporation who is a
stockholder of record both at the time of giving of
notice provided for in this Section 11 and at the
time of the special meeting, who is entitled to vote
at the meeting in the election of each individual so
nominated and who has complied with the notice
procedures set forth in this Section 11.  In the event
the Corporation calls a special meeting of
stockholders for the purpose of electing one or more
individuals to the Board of Directors, any such
stockholder may nominate an individual or
individuals (as the case may be) for election as a
director as specified in the Corporation's notice of
meeting, if the stockholder's notice, containing the
information required by paragraph (a)(3) and (4) of
this Section 11 shall be delivered to the secretary at
the principal executive office of the Corporation not
earlier than the 120th day prior to such special
meeting and not later than 5:00 p.m., Eastern Time,
on the later of the 90th day prior to such special
meeting or the tenth day following the day on which
public announcement is first made of the date of the
special meeting and of the nominees proposed by
the Board of Directors to be elected at such
meeting.  The public announcement of a
postponement or adjournment of a special meeting
shall not commence a new time period for the
giving of a stockholder's notice as described above.
                  (c)	General.  (1)  If
information submitted pursuant to this Section 11
by any stockholder proposing a nominee for
election as a director or any proposal for other
business at a meeting of stockholders shall be
inaccurate in any material respect, such information
may be deemed not to have been provided in
accordance with this Section 11.  Any such
stockholder shall notify the Corporation of any
material inaccuracy or change (within two Business
Days of becoming aware of such inaccuracy or
change) in any such information.  Upon written
request by the secretary of the Corporation or the
Board of Directors, any such stockholder shall
provide, within five Business Days of delivery of
such request (or such other period as may be
specified in such request), (A) written verification,
satisfactory, in the discretion of the Board of
Directors or any authorized officer of the
Corporation, to demonstrate the accuracy of any
information submitted by the stockholder pursuant
to this Section 11, and (B) a written update of any
information (including, if requested by the
Corporation, written confirmation by such
stockholder that it continues to intend to bring such
nomination or other business proposal before the
meeting) submitted by the stockholder pursuant to
this Section 11 as of an earlier date.  If a
stockholder fails to provide such written verification
or written update within such period, the
information as to which written verification or a
written update was requested may be deemed not to
have been provided in accordance with this Section
11.
                        (2)	Only such
individuals who are nominated in accordance with
this Section 11 shall be eligible for election by
stockholders as directors, and only such business
shall be conducted at a meeting of stockholders as
shall have been brought before the meeting in
accordance with this Section 11.  The chairman of
the meeting shall have the power to determine
whether a nomination or any other business
proposed to be brought before the meeting was
made or proposed, as the case may be, in
accordance with this Section 11.
                        (3)	For purposes
of this Section 11, "the date of the proxy statement"
shall have the same meaning as "the date of the
company's proxy statement released to
shareholders" as used in Rule 14a-8(e) promulgated
under the Exchange Act, as interpreted by the
Securities and Exchange Commission from time to
time.  "Public announcement" shall mean disclosure
(i) in a press release reported by the Dow Jones
News Service, Associated Press, Business Wire, PR
Newswire or other widely circulated news or wire
service or (ii) in a document publicly filed by the
Corporation with the Securities and Exchange
Commission pursuant to the Exchange Act or the
Investment Company Act.
                        (4)	Notwithstandi
ng the foregoing provisions of this Section 11, a
stockholder shall also comply with all applicable
requirements of state law and of the Exchange Act
and the rules and regulations thereunder with
respect to the matters set forth in this Section 11.
Nothing in this Section 11 shall be deemed to affect
any right of a stockholder to request inclusion of a
proposal in, or the right of the Corporation to omit a
proposal from, the Corporation's proxy statement
pursuant to Rule 14a-8 (or any successor provision)
under the Exchange Act.  Nothing in this Section 11
shall require disclosure of revocable proxies
received by the stockholder or Stockholder
Associated Person pursuant to a solicitation of
proxies after the filing of an effective Schedule 14A
by such stockholder or Stockholder Associated
Person under Section 14(a) of the Exchange Act.
            Section 12	VOTING BY
BALLOT. Voting on any question or in any election may be viva voce unless the presiding officer shall order or any stockholder shall demand that voting be by ballot.
ARTICLE III

DIRECTORS
            Section 1	GENERAL
POWERS.  The business and affairs of the
Corporation shall be managed under the direction of
its Board of Directors.
            Section 2	NUMBER AND
TENURE.  At any regular meeting or at any special
meeting called for that purpose, a majority of the
entire Board of Directors may establish, increase or
decrease the number of directors, provided that the
number thereof shall never be less than the
minimum number required by the Maryland
General Corporation Law (the "MGCL") nor more
than 10, and further provided that the tenure of
office of a director shall not be affected by any
decrease in the number of directors.  Any director of
the Corporation may resign at any time by
delivering his or her resignation to the Board of
Directors, the chairman of the board or the
secretary.  Any resignation shall take effect
immediately upon its receipt or at such later time
specified in the resignation.  The acceptance of a
resignation shall not be necessary to make it
effective unless otherwise stated in the resignation.
            Section 3	ANNUAL AND
REGULAR MEETINGS.  An annual meeting of the
Board of Directors shall be held immediately after
and at the same place as the annual meeting of
stockholders, no notice other than this Bylaw being
necessary.  In the event such meeting is not so held,
the meeting may be held at such time and place as
shall be specified in a notice given as hereinafter
provided for special meetings of the Board of
Directors.  Regular meetings of the Board of
Directors shall be held from time to time at such
places and times as provided by the Board of
Directors by resolution, without notice other than
such resolution.
            Section 4	SPECIAL
MEETINGS.  Special meetings of the Board of
Directors may be called by or at the request of the
chairman of the Board of Directors, the chief
executive officer, the president or a majority of the
directors then in office.  The person or persons
authorized to call special meetings of the Board of
Directors may fix any place as the place for holding
any special meeting of the Board of Directors called
by them.  The Board of Directors may provide, by
resolution, the time and place for the holding of
special meetings of the Board of Directors without
notice other than such resolution.
            Section 5	NOTICE.  Notice of
any special meeting of the Board of Directors shall
be delivered personally or by telephone, electronic
mail, facsimile transmission, United States mail or
courier to each director at his or her business or
residence address.  Notice by personal delivery,
telephone, electronic mail or facsimile transmission
shall be given at least 24 hours prior to the meeting.
Notice by United States mail shall be given at least
three days prior to the meeting.  Notice by courier
shall be given at least two days prior to the meeting.
Telephone notice shall be deemed to be given when
the director or his or her agent is personally given
such notice in a telephone call to which the director
or his or her agent is a party.  Electronic mail notice
shall be deemed to be given upon transmission of
the message to the electronic mail address given to
the Corporation by the director.  Facsimile
transmission notice shall be deemed to be given
upon completion of the transmission of the message
to the number given to the Corporation by the
director and receipt of a completed answer-back
indicating receipt.  Notice by United States mail
shall be deemed to be given when deposited in the
United States mail properly addressed, with postage
thereon prepaid.  Notice by courier shall be deemed
to be given when deposited with or delivered to a
courier properly addressed.  Neither the business to
be transacted at, nor the purpose of, any annual,
regular or special meeting of the Board of Directors
need be stated in the notice, unless specifically
required by statute or these Bylaws.
            Section 6	QUORUM.  A
majority of the directors shall constitute a quorum
for transaction of business at any meeting of the
Board of Directors, provided that, if less than a
majority of such directors is present at such
meeting, a majority of the directors present may
adjourn the meeting from time to time without
further notice, and provided further that if, pursuant
to applicable law, the charter of the Corporation or
these Bylaws, the vote of a majority or other
percentage of a particular group of directors is
required for action, a quorum must also include a
majority or such other percentage of such group.
            The directors present at a meeting
which has been duly called and at which a quorum
has been established may continue to transact
business until adjournment, notwithstanding the
withdrawal from the meeting of enough directors to
leave fewer than required to establish a quorum.
            Section 7	VOTING.  The action
of a majority of the directors present at a meeting at
which a quorum is present shall be the action of the
Board of Directors, unless the concurrence of a
greater proportion is required for such action by
statute, the charter or these Bylaws.  If enough
directors have withdrawn from a meeting to leave
fewer than required to establish a quorum, but the
meeting is not adjourned, the action of the majority
of that number of directors necessary to constitute a
quorum at such meeting shall be the action of the
Board of Directors, unless the concurrence of a
greater proportion is required for such action by
statute, the charter of the Corporation or these
Bylaws.
            Section 8	ORGANIZATION.
At each meeting of the Board of Directors, the
chairman of the board or, in the absence of the
chairman, the vice chairman of the board, if any,
shall act as chairman of the meeting.  In the absence
of both the chairman and vice chairman of the
board, the chief executive officer or, in the absence
of the chief executive officer, the president or, in
the absence of the president, a director chosen by a
majority of the directors present, shall act as
chairman of the meeting.  The secretary or, in his or
her absence, an assistant secretary of the
Corporation, or, in the absence of the secretary and
all assistant secretaries, an individual appointed by
the chairman of the meeting, shall act as secretary
of the meeting
            Section 9	CHAIR.  The Board
of Directors may designate from among its
members a chairman and a vice chairman of the
Board, who shall not, solely by reason of such
designation, be officers of the Corporation but shall
have such powers and duties as specified in these
Bylaws or determined by the Board of Directors
from time to time.
            Section 10	TELEPHONE
MEETINGS.  Directors may participate in a
meeting by means of a conference telephone or
other communications equipment if all persons
participating in the meeting can hear each other at
the same time.  Participation in a meeting by these
means shall constitute presence in person at the
meeting.
            Section 11	CONSENT BY
DIRECTORS WITHOUT A MEETING.  Any
action required or permitted to be taken at any
meeting of the Board of Directors may be taken
without a meeting, if a consent to such action is
given in writing or by electronic transmission by
each director and is filed with the minutes of
proceedings of the Board of Directors.
            Section 12	VACANCIES.  If for
any reason any or all the directors cease to be
directors, such event shall not terminate the
Corporation or affect these Bylaws or the powers of
the remaining directors hereunder, if any.  Until
such time as the Corporation becomes subject to
Section 3-804(c) of the MGCL, any vacancy on the
Board of Directors for any cause other than an
increase in the number of directors may be filled by
a majority of the remaining directors, even if such
majority is less than a quorum; any vacancy in the
number of directors created by an increase in the
number of directors may be filled by a majority vote
of the entire Board of Directors; and any individual
so elected as director shall serve until the next
annual meeting of stockholders and until his or her
successor is elected and qualifies.  At such time as
the Corporations becomes subject to Section 3-
804(c) of the MGCL, pursuant to the Corporation's
election in Article IV of the charter, except as may
be provided by the Board of Directors in setting the
terms of any class or series of preferred stock, (a)
any vacancy on the Board of Directors may be filled
only by a majority of the remaining directors, even
if the remaining directors do not constitute a
quorum and (b) any director elected to fill a
vacancy shall serve for the remainder of the full
term of the class in which the vacancy occurred and
until a successor is elected and qualifies.
            Section 13	COMPENSATION.
Directors shall not receive any stated salary for their
services as directors but, by resolution of the Board
of Directors, may receive compensation per year
and/or per meeting (including telephonic meetings)
and for any service or activity they perform or
engage in as directors.  Directors may be
reimbursed for expenses of attendance, if any, at
each annual, regular or special meeting of the Board
of Directors or of any committee thereof and for
their expenses, if any, in connection with each
property visit and any other service or activity they
perform or engage in as directors; but nothing
herein contained shall be construed to preclude any
directors from serving the Corporation in any other
capacity and receiving compensation therefor.
            Section 14	RELIANCE.  Each
director and officer of the Corporation shall, in the
performance of his or her duties with respect to the
Corporation, be entitled to rely on any information,
opinion, report or statement, including any financial
statement or other financial data, prepared or
presented by an officer or employee of the
Corporation whom the director or officer reasonably
believes to be reliable and competent in the matters
presented, by a lawyer, certified public accountant
or other person, as to a matter which the director or
officer reasonably believes to be within the person's
professional or expert competence, or, with respect
to a director, by a committee of the Board of
Directors on which the director does not serve, as to
a matter within its designated authority, if the
director reasonably believes the committee to merit
confidence.
            Section 15	RATIFICATION.
The Board of Directors or the stockholders may
ratify and make binding on the Corporation any
action or inaction by the Corporation or its officers
to the extent that the Board of Directors or the
stockholders could have originally authorized the
matter.  Moreover, any action or inaction
questioned in any stockholders' derivative
proceeding or any other proceeding on the ground
of lack of authority, defective or irregular
execution, adverse interest of a director, officer or
stockholder, non-disclosure, miscomputation, the
application of improper principles or practices of
accounting or otherwise, may be ratified, before or
after judgment, by the Board of Directors or by the
stockholders, and if so ratified, shall have the same
force and effect as if the questioned action or
inaction had been originally duly authorized, and
such ratification shall be binding upon the
Corporation and its stockholders and shall constitute
a bar to any claim or execution of any judgment in
respect of such questioned action or inaction.
            Section 16	EMERGENCY
PROVISIONS.  Notwithstanding any other
provision in the charter or these Bylaws, this
Section 16 shall apply during the existence of any catastrophe, or other similar emergency condition, as a result of which a quorum of the Board of Directors under Article III of these Bylaws cannot readily be obtained (an "Emergency"). During any Emergency, unless otherwise provided by the Board of Directors, (i) a meeting of the Board of Directors or a committee thereof may be called by any director or officer by any means feasible under the circumstances; (ii) notice of any meeting of the Board of Directors during such an Emergency may be given less than 24 hours prior to the meeting to as many directors and by such means as may be feasible at the time, including publication, television or radio; and (iii) the number of directors necessary to constitute a quorum shall be one-third of the entire Board of Directors.
ARTICLE IV

COMMITTEES
            Section 1	NUMBER AND
TENURE.  The Board of Directors may appoint
from among its members an Executive Committee,
an Audit Committee, Valuation Committee, a
Nominating and Governance Committee and other
committees, composed of one or more directors, to
serve at the pleasure of the Board of Directors.
            Section 2	POWERS.  The
Board of Directors may delegate to committees
appointed under Section 1 of this Article any of the
powers of the Board of Directors, except as
prohibited by law.
            Section 3	MEETINGS.  Notice
of committee meetings shall be given in the same
manner as notice for special meetings of the Board
of Directors.  A majority of the members of the
committee shall constitute a quorum for the
transaction of business at any meeting of the
committee.  The act of a majority of the committee
members present at a meeting shall be the act of
such committee.  The Board of Directors may
designate a chairman of any committee, and such
chairman or, in the absence of a chairman, any two
members of any committee (if there are at least two
members of the committee) may fix the time and
place of its meeting unless the Board shall
otherwise provide.  In the absence of any member
of any such committee, the members thereof present
at any meeting, whether or not they constitute a
quorum, may appoint another director to act in the
place of such absent member.
            Section 4	TELEPHONE
MEETINGS.  Members of a committee of the
Board of Directors may participate in a meeting by
means of a conference telephone or other
communications equipment if all persons
participating in the meeting can hear each other at
the same time.  Participation in a meeting by these
means shall constitute presence in person at the
meeting.
            Section 5	CONSENT BY
COMMITTEES WITHOUT A MEETING.  Any
action required or permitted to be taken at any
meeting of a committee of the Board of Directors
may be taken without a meeting, if a consent to
such action is given in writing or by electronic
transmission by each member of the committee and
is filed with the minutes of proceedings of such
committee.
            Section 6	VACANCIES.
Subject to the provisions hereof, the Board of Directors shall have the power at any time to change the membership of any committee, to fill all vacancies, to designate alternate members to replace any absent or disqualified member or to dissolve any such committee. Subject to the power of the Board of Directors, the members of the committee shall have the power to fill any vacancies on the committee.
ARTICLE V

OFFICERS
            Section 1	GENERAL
PROVISIONS.  The officers of the Corporation
shall include a president, a secretary and a treasurer
and may include a chief executive officer, one or
more vice presidents, a chief operating officer, a
chief financial officer, a chief compliance officer, a
chief legal officer, a chief investment officer, one or
more assistant secretaries and one or more assistant
treasurers.  In addition, the Board of Directors may
from time to time elect such other officers with such
powers and duties as it shall deem necessary or
desirable.  The officers of the Corporation shall be
elected annually by the Board of Directors, except
that the chief executive officer or president may
from time to time appoint one or more vice
presidents, assistant secretaries and assistant
treasurers or other officers.  Each officer shall serve
until his or her successor is elected and qualifies or
until his or her death, or his or her resignation or
removal in the manner hereinafter provided.  Any
two or more offices except president and vice
president may be held by the same person.  Election
of an officer or agent shall not of itself create
contract rights between the Corporation and such
officer or agent.
            Section 2	REMOVAL AND
RESIGNATION.  Any officer or agent of the
Corporation may be removed, with or without
cause, by the Board of Directors if in its judgment
the best interests of the Corporation would be
served thereby, but such removal shall be without
prejudice to the contract rights, if any, of the person
so removed.  Any officer of the Corporation may
resign at any time by delivering his or her
resignation to the Board of Directors, the chairman
of the board, the chief executive officer, the
president or the secretary.  Any resignation shall
take effect immediately upon its receipt or at such
later time specified in the resignation.  The
acceptance of a resignation shall not be necessary to
make it effective unless otherwise stated in the
resignation.  Such resignation shall be without
prejudice to the contract rights, if any, of the
Corporation.
            Section 3	VACANCIES.  A
vacancy in any office may be filled by the Board of
Directors for the balance of the term.
            Section 4	CHIEF EXECUTIVE
OFFICER.  The Board of Directors may designate a
chief executive officer.  In the absence of such
designation, the president shall be the chief
executive officer of the Corporation.  The chief
executive officer shall have general responsibility
for implementation of the policies of the
Corporation, as determined by the Board of
Directors, and for the management of the business
and affairs of the Corporation.  He or she may
execute any deed, mortgage, bond, contract or other
instrument, except in cases where the execution
thereof shall be expressly delegated by the Board of
Directors or by these Bylaws to some other officer
or agent of the Corporation or shall be required by
law to be otherwise executed; and in general shall
perform all duties incident to the office of chief
executive officer and such other duties as may be
prescribed by the Board of Directors from time to
time.
            Section 5	CHIEF OPERATING
OFFICER.  The Board of Directors may designate a
chief operating officer.  The chief operating officer
shall have the responsibilities and duties as set forth
by the Board of Directors or the chief executive
officer.
            Section 6	CHIEF FINANCIAL
OFFICER.  The Board of Directors may designate a
chief financial officer.  The chief financial officer
shall have the responsibilities and duties as set forth
by the Board of Directors or the chief executive
officer.
            Section 7	CHIEF
COMPLIANCE OFFICER.  The Board of Directors
may designate a chief compliance officer.  The
chief compliance officer shall have the
responsibilities and duties as set forth by the Board
of Directors or the chief executive officer.
            Section 8	CHIEF LEGAL
OFFICER.  The Board of Directors may designate a
chief legal officer.  The chief legal officer shall
have the responsibilities and duties as set forth by
the Board of Directors or the chief executive
officer.
            Section 9	CHIEF
INVESTMENT OFFICER.  The Board of Directors
may designate a chief investment officer.  The chief
investment officer shall have the responsibilities
and duties as set forth by the Board of Directors or
the chief executive officer.
            Section 10	PRESIDENT.  In the
absence of a designation of a chief operating officer
by the Board of Directors, the president shall be the
chief operating officer.  In the absence of a
designation of a chief executive officer by the
Board of Directors, the president shall be the chief
executive officer.  He or she may execute any deed,
mortgage, bond, contract or other instrument,
except in cases where the execution thereof shall be
expressly delegated by the Board of Directors or by
these Bylaws to some other officer or agent of the
Corporation or shall be required by law to be
otherwise executed; and in general shall perform all
duties incident to the office of president and such
other duties as may be prescribed by the Board of
Directors from time to time.
            Section 11	VICE PRESIDENTS.
In the absence of the president or in the event of a
vacancy in such office, the vice president (or in the
event there be more than one vice president, the
vice presidents in the order designated at the time of
their election or, in the absence of any designation,
then in the order of their election) shall perform the
duties of the president and when so acting shall
have all the powers of and be subject to all the
restrictions upon the president; and shall perform
such other duties as from time to time may be
assigned to such vice president by the chief
executive officer, the president or the Board of
Directors.  The Board of Directors may designate
one or more vice presidents as executive vice
president or as vice president for particular areas of
responsibility.
            Section 12	SECRETARY.  The
secretary shall (a) keep the minutes of the
proceedings of the stockholders, the Board of
Directors and committees of the Board of Directors
in one or more books provided for that purpose; (b)
see that all notices are duly given in accordance
with the provisions of these Bylaws or as required
by law; (c) be custodian of the corporate records
and of the seal of the Corporation; (d) keep a
register of the post office address of each
stockholder which shall be furnished to the
secretary by such stockholder; (e) have general
charge of the stock transfer books of the
Corporation; and (f) in general perform such other
duties as from time to time may be assigned to him
or her by the chief executive officer, the president
or the Board of Directors.
            Section 13	TREASURER.  The
treasurer shall keep full and accurate accounts of
receipts and disbursements in books belonging to
the Corporation and shall deposit all moneys and
other valuable effects in the name and to the credit
of the Corporation in such depositories as may be
designated by the Board of Directors and in general
perform such other duties as from time to time may
be assigned to him or her by the chief executive
officer, the president or the Board of Directors.  In
the absence of a designation of a chief financial
officer by the Board of Directors, the treasurer shall
be the chief financial officer of the Corporation.
            The treasurer shall disburse the funds
of the Corporation as may be ordered by the Board
of Directors, taking proper vouchers for such
disbursements, and shall render to the president and
Board of Directors, upon request, an account of all
his or her transactions as treasurer and of the
financial condition of the Corporation.
            Section 14	ASSISTANT
SECRETARIES AND ASSISTANT
TREASURERS. The assistant secretaries and assistant treasurers, in general, shall perform such duties as shall be assigned to them by the secretary or treasurer, respectively, or by the chief executive officer, the president or the Board of Directors.
ARTICLE VI

CONTRACTS, CHECKS AND DEPOSITS
            Section 1	CONTRACTS.  The
Board of Directors or any manager of the
Corporation approved by the Board of Directors and
acting within the scope of its authority pursuant to a
management agreement with the Corporation may
authorize any officer or agent to enter into any
contract or to execute and deliver any instrument in
the name of and on behalf of the Corporation and
such authority may be general or confined to
specific instances.  Any agreement, deed, mortgage,
lease or other document shall be valid and binding
upon the Corporation when duly authorized or
ratified by action of the Board of Directors or a
manager acting within the scope of its authority
pursuant to a management agreement and executed
by the chief executive officer, the president or any
other person authorized by the Board of Directors or
such a manager.
            Section 2	CHECKS AND
DRAFTS.  All checks, drafts or other orders for the
payment of money, notes or other evidences of
indebtedness issued in the name of the Corporation
shall be signed by such officer or agent of the
Corporation in such manner as shall from time to
time be determined by the Board of Directors.
            Section 3	DEPOSITS.  All
funds of the Corporation not otherwise employed shall be deposited or invested from time to time to the credit of the Corporation in such banks, trust companies or other depositories or financial institutions as the Board of Directors, the chief executive officer, the president, the chief financial officer or any other person authorized by the Board of Directors may designate.
ARTICLE VII

STOCK
            Section 1	CERTIFICATES;
REQUIRED INFORMATION.  The Board of
Directors may authorize the Corporation to issue
some or all of the shares of any class or series of its
stock without certificates.  In the event that the
Corporation issues shares of stock represented by
certificates, such certificates shall be in such form
as prescribed by the Board of Directors or a duly
authorized officer, shall contain the statements and
information required by the MGCL and shall be
signed by the officers of the Corporation in the
manner permitted by the MGCL.  In the event that
the Corporation issues shares of stock without
certificates, to the extent then required by the
MGCL, the Corporation shall provide to record
holders of such shares a written statement of the
information required by the MGCL to be included
on stock certificates.  There shall be no differences
in the rights and obligations of stockholders based
on whether or not their shares are represented by
certificates.  If shares of a class or series of stock
are authorized by the Board of Directors to be
issued without certificates, no stockholder shall be
entitled to a certificate or certificates representing
any shares of such class or series of stock held by
such stockholder unless otherwise determined by
the Board of Directors and then only upon written
request by such stockholder to the secretary of the
Corporation.
            Section 2	TRANSFERS.  All
transfers of shares of stock shall be made on the
books of the Corporation, by the holder of the
shares, in person or by his, her or its attorney, in
such manner as the Board of Directors or any
officer of the Corporation may prescribe and, if
such shares are certificated, upon surrender of
certificates duly endorsed.  The issuance of a new
certificate upon the transfer of certificated shares is
subject to the determination of the Board of
Directors that such shares shall no longer be
represented by certificates.  Upon the transfer of
uncertificated shares or on request by the holder
thereof, to the extent then required by the MGCL,
the Corporation shall provide to record holders of
such shares a written statement of the information
required by the MGCL to be included on stock
certificates.
            The Corporation shall be entitled to
treat the holder of record of any share of stock as
the holder in fact thereof and, accordingly, shall not
be bound to recognize any equitable or other claim
to or interest in such share or on the part of any
other person, whether or not it shall have express or
other notice thereof, except as otherwise expressly
provided by the laws of the State of Maryland.
            Notwithstanding the foregoing,
transfers of shares of any class or series of stock
will be subject in all respects to the charter of the
Corporation and all of the terms and conditions
contained therein.
            Section 3	REPLACEMENT
CERTIFICATE.  Any officer of the Corporation
may direct a new certificate or certificates to be
issued in place of any certificate or certificates
theretofore issued by the Corporation alleged to
have been lost, destroyed, stolen or mutilated, upon
the making of an affidavit of that fact by the person
claiming the certificate to be lost, destroyed, stolen
or mutilated; provided, however, if such shares have
ceased to be certificated, no new certificate shall be
issued unless requested in writing by such
stockholder and the Board of Directors has
determined that such certificates may be issued.
Unless otherwise determined by an officer of the
Corporation, the owner of such lost, destroyed,
stolen or mutilated certificate or certificates, or his
or her legal representative, shall be required, as a
condition precedent to the issuance of a new
certificate or certificates, to give the Corporation a
bond in such sums as it may direct as indemnity
against any claim that may be made against the
Corporation.
            Section 4	FIXING OF
RECORD DATE.  Subject to Article II, Section
3(b) of these Bylaws, a record date may be set, in
advance, for the purpose of determining
stockholders entitled to notice of or to vote at any
meeting of stockholders, by the chairman of the
board, the president or the Board of Directors,
whoever shall have called the meeting.  The Board
of Directors may set, in advance, the record date for
determining stockholders entitled to receive
payment of any dividend or the allotment of any
other rights, or in order to make a determination of
stockholders for any other proper purpose.  Such
date, in any case, shall not be prior to the close of
business on the day the record date is fixed and
shall be not more than 90 days and, in the case of a
meeting of stockholders, not less than ten days,
before the date on which the meeting or particular
action requiring such determination of stockholders
of record is to be held or taken.
            When a record date for the
determination of stockholders entitled to notice of
and to vote at any meeting of stockholders has been
set as provided in this section, such record date shall
continue to apply to the meeting if adjourned or
postponed, except if the meeting is adjourned or
postponed to a date more than 120 days after the
record date originally fixed for the meeting, in
which case a new record date for such meeting may
be determined as set forth herein.
            Section 5	STOCK LEDGER.
The Corporation shall maintain at its principal
office or at the office of its counsel, accountants or
transfer agent, an original or duplicate stock ledger
containing the name and address of each
stockholder and the number of shares of each class
held by such stockholder.
            Section 6	FRACTIONAL
STOCK; ISSUANCE OF UNITS.  The Board of
Directors may authorize the Corporation to issue fractional stock on such terms and under such conditions as it may determine.
ARTICLE VIII

ACCOUNTING YEAR
            The Board of Directors shall have
the power, from time to time, to fix the fiscal year of the Corporation by a duly adopted resolution.
ARTICLE IX

DISTRIBUTIONS
            Section 1	AUTHORIZATION.
Dividends and other distributions upon the stock of
the Corporation may be authorized by the Board of
Directors, subject to the provisions of law and the
charter of the Corporation.  Dividends and other
distributions may be paid in cash, property or stock
of the Corporation, subject to the provisions of law
and the charter.
            Section 2	 CONTINGENCIES.
Before payment of any dividends or other distributions, there may be set aside out of any assets of the Corporation available for dividends or other distributions such sum or sums as the Board of Directors may from time to time, in its absolute discretion, think proper as a reserve fund for contingencies, for equalizing dividends or other distributions, for repairing or maintaining any property of the Corporation or for such other purpose as the Board of Directors shall determine, and the Board of Directors may modify or abolish any such reserve.
ARTICLE X

SEAL
            Section 1	SEAL.  The Board of
Directors may authorize the adoption of a seal by
the Corporation.  The seal shall contain the name of
the Corporation and the year of its incorporation
and the words "Incorporated Maryland," or shall be
in such other form as may approved by the Board of
Directors The Board of Directors may authorize one
or more duplicate seals and provide for the custody
thereof.
            Section 2	AFFIXING SEAL.
Whenever the Corporation is permitted or required to affix its seal to a document, it shall be sufficient to meet the requirements of any law, rule or regulation relating to a seal to place the word
"(SEAL)" adjacent to the signature of the person authorized to execute the document on behalf of the Corporation.
ARTICLE XI

INDEMNIFICATION AND ADVANCE OF
EXPENSES
            To the maximum extent permitted by
Maryland law and the Investment Company Act in effect from time to time, the Corporation shall indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, shall pay or reimburse reasonable expenses in advance of final disposition of a proceeding to (a) any individual who is a present or former director or officer of the Corporation and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity or (b) any individual who, while a director or officer of the Corporation and at the request of the Corporation, serves or has served as a director, officer, partner, manager, managing member or trustee of another corporation, partnership, joint venture, limited liability company, trust, employee benefit plan or other enterprise and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity. The rights to indemnification and advance of expenses provided by the charter of the Corporation and these Bylaws shall vest immediately upon the election of a director or officer. The Corporation may, with the approval of its Board of Directors or any duly authorized committee thereof, provide such indemnification and advance for expenses to an individual who served a predecessor of the Corporation in any of the capacities described in (a) or (b) above and to any employee or agent of the Corporation or a predecessor of the Corporation.
The indemnification and payment or reimbursement of expenses provided in these Bylaws shall not be deemed exclusive of or limit in any way other rights to which any person seeking indemnification or payment or reimbursement of expenses may be or may become entitled under any bylaw, resolution, insurance, agreement or otherwise. Any indemnification or payment or reimbursement of expenses made pursuant to this Article XI shall be subject to applicable requirements of the Investment
Company Act.
            Neither the amendment nor repeal of
this Article, nor the adoption or amendment of any other provision of the Bylaws or charter of the Corporation inconsistent with this Article, shall apply to or affect in any respect the applicability of the preceding paragraph with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.
ARTICLE XII

WAIVER OF NOTICE
            Whenever any notice of a meeting is
required to be given pursuant to the charter of the Corporation or these Bylaws or pursuant to applicable law, a waiver thereof in writing or by electronic transmission, given by the person or persons entitled to such notice, whether before or after the time stated therein, shall be deemed equivalent to the giving of such notice. Neither the business to be transacted at nor the purpose of any meeting need be set forth in the waiver of notice, unless specifically required by statute. The attendance of any person at any meeting shall constitute a waiver of notice of such meeting, except where such person attends a meeting for the express purpose of objecting to the transaction of any business on the ground that the meeting is not lawfully called or convened.
ARTICLE XIII

INSPECTION OF RECORDS
            Unless authorized by the Board of
Directors, the President, Secretary or any Vice
President of the Corporation or otherwise required by law, no stockholder shall be entitled to receive copies of any records of the Corporation. Any stockholder claiming a right to receive copies of any record of the Corporation shall make a demand, in writing, by letter to the Secretary of the Corporation stating with specificity (i) the records sought by the stockholder and (ii) the basis in law for the stockholder's entitlement to copies of such records.
The Board of Directors or the President, Secretary or any Vice President of the Corporation may impose reasonable restrictions on the information and documents to be made available for inspection and the time and the location, if appropriate, of producing such information and documents for review and the use of such records, including, without limitation, requirements for the maintenance of the confidentiality thereof, and may require payment of a reasonable fee associated with the production and copying of such records. The
Corporation shall be entitled to reimbursement for its direct, out-of-pocket expenses incurred in declining unreasonable requests (in whole or in part) for information or documents. A stockholder that is otherwise eligible under applicable law to inspect the Corporation's books of account, stock ledger, or other specified documents of the Corporation shall have no right to make such inspection if the Board of Directors determines that such stockholder has an improper purpose for requesting such inspection.
ARTICLE XIV

AMENDMENT OF BYLAWS
            The Board of Directors shall have
the exclusive power, at any time, to adopt, alter or repeal any provision of these Bylaws and to make new Bylaws.
ARTICLE XV
EXCLUSIVE FORUM FOR CERTAIN
LITIGATION
            Pursuant to Section 2-113 of the
MGCL, unless the Corporation consents in writing to the selection of an alternative forum, the courts of the State of Maryland or a federal court sitting in the State of Maryland shall be the sole and exclusive forum for (i) any derivative action or proceeding brought on behalf of the Corporation,
(ii) any action asserting a claim of breach of a fiduciary duty owed by any director, officer, or employee of the Corporation to the Corporation or its stockholders, (iii) any action asserting a claim against the Corporation or any director, officer, or employee of the Corporation arising pursuant to any provision of the MGCL or the Corporation's charter or these Bylaws, or (iv) any action otherwise asserting a claim against the Corporation or any director, officer, or employee of the Corporation governed by the internal corporate claims doctrine of the State of Maryland. Failure to enforce the foregoing provisions would cause the Corporation irreparable harm and the Corporation shall be entitled to equitable relief, including injunctive relief and specific performance, to enforce the foregoing provisions.
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